Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Commitments and Contingencies [Abstract]
Schedule of Warranty Activity

Warranty activity by period was as follows (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Warranty provision, beginning of period	$4,653	$5,968
Accruals for new warranties issued	236	526
Settlements and other	—	(38)
Warranty provision, end of period	$4,889	$6,456
Balance sheet classification
Accrued warranty current (Classified in Accrued expenses and other current liabilities)	$1,830	$3,019
Warranty provision, noncurrent	3,059	3,437
Total warranty liability	$4,889	$6,456

Warranty activity by period was as follows (in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Warranty provision, beginning of period	$5,968	$4,849
Warranty liability from Business Combination	—	582
Accruals for new warranties issued	246	695
Settlements and other	(1,561)	(158)
Warranty provision, end of period	$4,653	$5,968
Balance sheet classification
Accrued warranty current (Classified in Accrued expenses and other current liabilities)	$1,594	$2,531
Warranty provision, noncurrent	3,059	3,437
Total warranty liability	$4,653	$5,968

Schedule of Operating and Financing Lease Activity	The Company leases vehicles under finance lease agreements. Operating and financing lease activity was as follows (dollars in thousands):
	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$2,008	$553
Interest on lease liabilities	213	77
Total finance lease cost	2,221	630
Operating lease cost
Operating leases	1,754	1,003
Total operating lease cost	1,754	1,003
Total lease cost	$3,975	$1,633
Other information
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	$2,292	$551
Operating leases	1,886	1,039
Weighted-average remaining lease term (in years):
Finance leases	2.0	2.0
Operating leases	1.9	2.5
Weighted-average discount rate:
Finance Leases	7%	7%
Operating leases	9.1%	9.5%

The Company’s consolidated balance sheet includes the following lease liabilities (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Operating lease liabilities
Operating lease liabilities, current (Accrued expenses and other current liabilities)	$2,030	$1,412
Operating lease liabilities, noncurrent (Other long-term liabilities)	3,156	2,263
Total operating lease liabilities	$5,186	$3,675
Finance lease liabilities
Current portion (Accrued expenses and other current liabilities)	$1,977	$2,053
Finance lease liabilities, noncurrent (Other long-term liabilities)	1,149	1,907
Total finance lease liabilities	$3,126	$3,960

Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease

Future minimum lease payments under non-cancellable leases are as follows as of December 28, 2025 (in thousands):

	Finance Leases	Operating Leases
Fiscal year ending
2026	$2,090	$2,330
2027	609	1,642
2028	382	785
2029	222	741
2030 and thereafter	—	312
Total undiscounted liabilities	3,303	5,810
Less: imputed interest	(177)	(624)
Total lease liabilities	$3,126	$5,186